BUSINESS ACQUISITIONS (Details) - IPG Acquisition, Aggregate Consideration - Iron Protection Group [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
BUSINESS ACQUISITIONS (Details) - IPG Acquisition, Aggregate Consideration [Line Items]
Aggregate Consideration	$ 1,887,000
Common Stock [Member]
BUSINESS ACQUISITIONS (Details) - IPG Acquisition, Aggregate Consideration [Line Items]
Aggregate Consideration	1,054,000
IPG $4.50 Warrants [Member]
BUSINESS ACQUISITIONS (Details) - IPG Acquisition, Aggregate Consideration [Line Items]
Aggregate Consideration	421,000
IPG $5.00 Warrants [Member]
BUSINESS ACQUISITIONS (Details) - IPG Acquisition, Aggregate Consideration [Line Items]
Aggregate Consideration	$ 412,000